Expense Example {- International Equity Series} - Templeton Institutional Funds-30 - International Equity Series	Dec. 10, 2020 USD ($)
Primary Shares
Expense Example:
1 year	$ 83
3 years	263
5 years	459
10 years	1,023
Service Shares
Expense Example:
1 year	98
3 years	310
5 years	540
10 years	$ 1,200